DERIVATIVE LIABILITY	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
DERIVATIVE LIABILITY [Text Block]

NOTE 7 – DERIVATIVE LIABILITY

	Three months	Year ended
	ended	February 28,
	May 31, 2013	2013
Balance, beginning	$1,619,786	$6,374,170
Fair value of warrants issued	-	216,796
Fair value of warrants exercised	(2,813)	(751,691)
Fair value change of warrants	(694,645)	(4,219,489)
Balance, ending	$922,328	$1,619,786

The derivative liability consists of the fair value of share purchase warrants that were issued in unit private placements that have an exercise price in a currency (Canadian dollars) other than the functional currency of the Company. The derivative liability is a non-cash liability and the Company is not required to expend any cash to settle this liability.

Details of these warrants and their fair values are as follows:

		May 31, 2013		February 28, 2013
	Exercise Price	Number		Number
	($CDN)	Outstanding	Fair Value	Outstanding	Fair Value
January 11, 2012	$0.20	20,791,538	$744,518	20,833,204	$1,406,500
February 19, 2013	$0.25	1,112,499	177,810	1,112,499	213,286
		21,904,037	$922,328	21,945,703	$1,619,786

NOTE 9 – DERIVATIVE LIABILITY

	February 28,	February 29,
	2013	2012
Balance, beginning	$6,374,170	$26,589,856
Fair value of warrants issued	216,796	3,668,077
Fair value of warrants exercised	(751,691)	(1,674,607)
Fair value change of warrants	(4,219,489)	(22,209,156)
	$1,619,786	$6,374,170

The derivative liability consists of the fair value of share purchase warrants that were issued in unit private placements that have an exercise price in a currency (Canadian dollars) other than the functional currency of the Company. The derivative liability is a non-cash liability and the Company is not required to expend any cash to settle this liability.

Details of these warrants and their fair values are as follows:

		February 28, 2013		February 29, 2012
	Exercise
	Price	Number		Number
	($CDN)	Outstanding	Fair Value	Outstanding	Fair Value
July 17, 2009	$0.20	-	$-	-	$-
June 29, 2010	$0.10	-	-	1,713,156	312,520
November 8, 2010	$0.10	-	-	7,924,545	1,488,100
January 31, 2011	$0.35	-	-	20,070,000	1,764,212
January 11, 2012	$0.20	20,833,204	1,406,500	20,833,204	2,809,338
February 19, 2013	$0.25	1,112,499	213,286	-	-
		21,945,703	$1,619,786	50,540,905	$6,374,170

The fair value of the share purchase warrants were calculated using the Black-Scholes Option Pricing Model using the following assumptions: Expected dividend yield – 0 ( 2012:0%); Expected stock price volatility – 76%-147% ( 2012:102%-109%) Risk-free interest rate – 1.06% - 1.42% ( 2012:0.93% - 0.95%); Expected life of share purchase warrants – 0.87 - 4.97 years (2012:0.33 - 0.92 years).